Trade receivables - Disclosure of Age Analysis of Net Trade Receivables (Details) - EUR (€) € in Thousands	Mar. 31, 2025	Mar. 31, 2024
Expected Loss Rates [Line Items]
Financial assets	€ 439,657	€ 391,528
Trade receivables
Expected Loss Rates [Line Items]
Financial assets	248,383	248,227
Trade receivables | Nominal value of outstanding trade receivables
Expected Loss Rates [Line Items]
Financial assets	252,732	252,354
Retailers | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	191,332	178,610
Retailers | Trade receivables | Nominal value of outstanding trade receivables
Expected Loss Rates [Line Items]
Financial assets	195,383	182,567
Authorities | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	51,484	65,239
Authorities | Trade receivables | Nominal value of outstanding trade receivables
Expected Loss Rates [Line Items]
Financial assets	51,486	65,239
Other | Trade receivables
Expected Loss Rates [Line Items]
Financial assets	5,567	4,378
Other | Trade receivables | Nominal value of outstanding trade receivables
Expected Loss Rates [Line Items]
Financial assets	5,863	4,548
Trade receivables not yet due | Trade receivables | Nominal value of outstanding trade receivables
Expected Loss Rates [Line Items]
Financial assets	208,839	207,789
Trade receivables not yet due | Retailers | Trade receivables | Nominal value of outstanding trade receivables
Expected Loss Rates [Line Items]
Financial assets	163,575	143,706
Trade receivables not yet due | Authorities | Trade receivables | Nominal value of outstanding trade receivables
Expected Loss Rates [Line Items]
Financial assets	48,909	61,126
Trade receivables not yet due | Other | Trade receivables | Nominal value of outstanding trade receivables
Expected Loss Rates [Line Items]
Financial assets	(3,645)	2,957
Up to 3 months | Trade receivables | Nominal value of outstanding trade receivables
Expected Loss Rates [Line Items]
Financial assets	36,509	38,827
Up to 3 months | Retailers | Trade receivables | Nominal value of outstanding trade receivables
Expected Loss Rates [Line Items]
Financial assets	29,813	33,634
Up to 3 months | Authorities | Trade receivables | Nominal value of outstanding trade receivables
Expected Loss Rates [Line Items]
Financial assets	2,501	4,110
Up to 3 months | Other | Trade receivables | Nominal value of outstanding trade receivables
Expected Loss Rates [Line Items]
Financial assets	4,195	1,083
3 months - 6 months | Trade receivables | Nominal value of outstanding trade receivables
Expected Loss Rates [Line Items]
Financial assets	1,503	3,882
3 months - 6 months | Retailers | Trade receivables | Nominal value of outstanding trade receivables
Expected Loss Rates [Line Items]
Financial assets	883	3,756
3 months - 6 months | Authorities | Trade receivables | Nominal value of outstanding trade receivables
Expected Loss Rates [Line Items]
Financial assets	74	0
3 months - 6 months | Other | Trade receivables | Nominal value of outstanding trade receivables
Expected Loss Rates [Line Items]
Financial assets	546	126
More than 6 months | Trade receivables | Nominal value of outstanding trade receivables
Expected Loss Rates [Line Items]
Financial assets	5,881	1,856
More than 6 months | Retailers | Trade receivables | Nominal value of outstanding trade receivables
Expected Loss Rates [Line Items]
Financial assets	1,112	1,471
More than 6 months | Authorities | Trade receivables | Nominal value of outstanding trade receivables
Expected Loss Rates [Line Items]
Financial assets	2	3
More than 6 months | Other | Trade receivables | Nominal value of outstanding trade receivables
Expected Loss Rates [Line Items]
Financial assets	€ 4,767	€ 382